Stock Options and Warrants (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding, Beginning balance	190	190
Issued
Exercised
Expired or cancelled
Assumed in recapitalization	2,250,000
Cancelled in recapitalization	(190)
Exchanged pursuant to recapitalization	(2,250,000)
Issued post-recapitalization	470,939
Outstanding, Ending balance	470,939	190
Weighted Average Price Per Share, Outstanding Beginning balance	$ 1,054.40	$ 1,054.40
Weighted Average Price Per Share, Issued
Weighted Average Price Per Share, Exercised
Weighted Average Price Per Share, Expired or cancelled
Assumed in recapitalization	0.8
Cancelled in recapitalization	1,054.4
Exchanged pursuant to recapitalization	0.8
Issued post-recapitalization	4.8
Weighted Average Price Per Share, Outstanding Ending balance	$ 4.8	$ 1,054.40